UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
8/31/10 (Unaudited)

CORPORATE BONDS AND NOTES (89.0%)(a)
		Principal amount	Value

Advertising and marketing services (0.1%)
Lamar Media Corp. 144A sr. sub. notes 7 7/8s, 2018		$535,000	$551,719
			551,719

Automotive (3.0%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		1,185,000	1,309,425
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		3,950,400	4,266,432
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		3,360,000	2,982,000
Dana Corp. escrow sr. notes 5.85s, 2015 (acquired
4/24/08, cost $1,429) (In default) (F)(NON)(RES)		2,135,000	2
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		1,510,000	1,596,825
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020		1,925,000	2,098,250
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
7 1/2s, 2012		740,000	776,827
General Motors Corp. sr. unsec. notes 8 1/4s, 2023
(In default) (NON)		3,010,000	940,625
General Motors Corp. sr. unsec. unsub. notes 8 3/8s,
2033 (In default) (NON)		2,770,000	886,400
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018		345,000	357,075
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		2,750,000	2,853,125
Navistar International Corp. sr. notes 8 1/4s, 2021		2,595,000	2,711,775
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	1,725,000	2,179,318
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$720,000	736,200
			23,694,279

Basic materials (8.3%)
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)		1,905,000	3,810
AMH Holdings, Inc. sr. disc. unsec. notes 11 1/4s, 2014		705,000	714,694
Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes 9 7/8s, 2016		1,875,000	1,987,500
Chemtura Corp. 144A company guaranty sr. unsec. notes
7 7/8s, 2018		350,000	357,438
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.53706s, 2013 (Netherlands)		1,700,000	1,483,250
Compass Minerals International, Inc. company guaranty
sr. unsec. notes 8s, 2019		1,975,000	2,054,000
Ferro Corp. sr. unsec. notes 7 7/8s, 2018		590,000	601,800
FMG Finance Pty Ltd. 144A sr. sec. notes 10 5/8s, 2016
(Australia)		3,175,000	3,679,031
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		4,375,000	4,856,250
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011		1,335,000	1,428,450
Georgia-Pacific, LLC 144A company guaranty sr. unsec.
notes 7s, 2015		395,000	408,825
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		1,150,000	1,129,875
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		435,000	402,375
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		1,030,000	1,037,725
Huntsman International, LLC 144A sr. sub. notes
8 5/8s, 2020		795,000	788,044
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		860,000	870,750
Ineos Group Holdings PLC company guaranty sr. notes
7 7/8s, 2016 (United Kingdom)	EUR	755,000	724,872
Jefferson Smurfit escrow bonds 8 1/4s, 2012		$540,000	14,175
LBI Escrow Corp. 144A sr. notes 8s, 2017		2,235,000	2,399,831
Lyondell Chemical Co. sr. notes 11s, 2018		5,114,692	5,555,834
Metals USA, Inc. company guaranty sr. unsec. notes
11 1/8s, 2015		1,280,000	1,353,600
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		1,995,000	2,206,969
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		1,440,000	1,405,800
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		1,425,000	1,157,813
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		1,525,000	1,677,500
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		2,605,000	2,611,513
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	495,000	710,144
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$2,055,000	2,319,581
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.585s, 2013
(France)	EUR	262,000	325,552
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		$2,425,000	2,789,254
Smurfit Capital Funding PLC company guaranty sr.
unsec. unsub. notes 7 1/2s, 2025 (Ireland)		70,000	63,963
Smurfit Kappa Funding PLC sr. unsec. sub. notes

7 3/4s, 2015 (Ireland)	2,287,000	2,287,000
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017	1,045,000	1,118,150
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020	860,000	903,000
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	1,235,000	1,262,788
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016	1,835,000	1,894,638
Steel Dynamics, Inc. 144A company guaranty sr. unsec.
notes 7 5/8s, 2020	555,000	568,875
Stone Container Corp. escrow bonds 8 3/8s, 2012
(In default) (NON)	1,960,000	51,450
Teck Resources Limited. sr. notes 10 3/4s, 2019
(Canada)	1,265,000	1,571,763
Teck Resources Limited. sr. notes 10 1/4s, 2016
(Canada)	2,095,000	2,532,331
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015	1,550,000	1,584,875
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016	825,000	660,000
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 4.21563s, 2014	1,675,000	1,373,500
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014	1,220,000	1,287,100
		64,215,688

Broadcasting (2.4%)
Belo Corp. sr. unsec. unsub. notes 8s, 2016	405,000	429,300
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016	1,395,000	1,028,813
Clear Channel Communications, Inc. sr. unsec. unsub.
notes 5s, 2012	785,000	718,275
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2017	655,000	679,563
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017	2,170,000	2,275,788
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	840,000	926,100
Dish DBS Corp. company guaranty sr. unsec. notes
7 7/8s, 2019	1,820,000	1,897,350
Dish DBS Corp. company guaranty 7 1/8s, 2016	1,445,000	1,477,513
Gray Television, Inc. company guaranty sr. notes
10 1/2s, 2015	1,740,000	1,674,750
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
144A sr. notes 8 7/8s, 2017	1,745,000	1,773,356
Sinclair Broadcast Group, Inc. company guaranty 8s,
2012	295,000	295,000
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015	555,000	603,563
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)	2,215,512	1,993,961
Univision Communications, Inc. 144A sr. sec. notes
12s, 2014	440,000	476,850
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013	1,530,000	1,732,725
XM Satellite Radio, Inc. 144A sr. notes 11 1/4s, 2013	370,000	403,300
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (F)(NON)	395,000	--
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (F)(NON)	1,142,000	--
		18,386,207

Building materials (1.9%)
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020	1,335,000	1,331,663
Building Materials Corp. 144A sr. notes 7s, 2020	580,000	577,100
Building Materials Corp. 144A sr. notes 6 7/8s, 2018	615,000	598,088
Goodman Global Group, Inc. sr. unsec. disc. notes zero
%, 2014	3,885,000	2,466,975
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016	1,030,000	1,130,425
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	3,995,000	4,714,100
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013	3,505,866	3,694,306
		14,512,657

Cable television (2.1%)
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014	855,000	861,413
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020	470,000	501,725
Cablevision Systems Corp. sr. unsec. unsub. notes
7 3/4s, 2018	880,000	926,200
Cablevision Systems Corp. 144A sr. notes 8 5/8s, 2017	1,620,000	1,765,800
CCH II, LLC sr. notes 13 1/2s, 2016	3,554,581	4,212,178
CCO Holdings LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. notes 7 7/8s, 2018	710,000	734,850
Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017	2,720,000	2,774,400
Charter Communications Operating LLC/Charter
Communications Operating Capital 144A company guaranty
sr. notes 8s, 2012	1,470,000	1,547,175
CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014	250,000	273,125
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	146,000	152,205
Mediacom Broadband, LLC/Mediacom Broadband Corp. sr.

unsec. unsub. notes 8 1/2s, 2015		485,000	481,363
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		675,000	675,000
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		750,000	801,563
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		730,000	817,600
			16,524,597

Capital goods (4.2%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s,
2015		1,020,000	1,122,000
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016		2,435,000	2,483,700
BBC Holding Corp. sr. notes 8 7/8s, 2014		2,000,000	1,905,000
Berry Plastics Corp. 144A sr. notes 9 1/2s, 2018		1,250,000	1,150,000
Case New Holland, Inc. 144A sr. notes 7 7/8s, 2017
(Netherlands)		1,065,000	1,120,913
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018		255,000	259,463
Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		1,545,000	1,589,419
Crown European Holdings SA 144A sr. notes 7 1/8s, 2018
(France)	EUR	370,000	481,098
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		$1,745,000	1,801,713
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		3,260,000	4,081,853
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		1,705,000	1,436,463
Mueller Water Products, Inc. 144A company guaranty sr.
unsec. unsub. notes 8 3/4s, 2020		245,000	246,225
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	695,000	893,077
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A company guaranty sr. notes 7 3/4s, 2016
(Luxembourg)		$780,000	785,850
Reynolds Group Issuer, Inc. 144A sr. notes 8 1/2s, 2018		2,140,000	2,054,400
Ryerson Holding Corp. 144A sr. disc. notes zero %, 2015		1,335,000	597,413
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015		2,985,000	3,070,819
Tenneco, Inc. company guaranty 8 5/8s, 2014		1,155,000	1,183,875
Tenneco, Inc. company guaranty sr. unsec. notes
8 1/8s, 2015		1,095,000	1,137,431
Tenneco, Inc. 144A sr. notes 7 3/4s, 2018		625,000	637,500
Thermadyne Holdings Corp. company guaranty sr. unsec.
sub. notes 10 1/2s, 2014		1,581,000	1,598,786
Thermon Industries, Inc. 144A company guaranty sr.
notes 9 1/2s, 2017		1,700,000	1,742,500
TransDigm, Inc. company guaranty sr. sub. notes
7 3/4s, 2014		575,000	592,250
TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		455,000	468,650
			32,440,398

Coal (1.8%)
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020		1,370,000	1,390,550
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		1,286,000	1,292,430
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020		2,950,000	3,130,688
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017		1,735,000	1,830,425
International Coal Group, Inc. sr. notes 9 1/8s, 2018		1,540,000	1,632,400
Peabody Energy Corp. company guaranty 7 3/8s, 2016		3,395,000	3,700,550
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		760,000	798,950
			13,775,993

Commercial and consumer services (2.0%)
Aramark Corp. company guaranty 8 1/2s, 2015		1,710,000	1,763,438
Aramark Corp. company guaranty sr. unsec. notes FRN
3.96563s, 2015		315,000	288,225
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		2,270,000	2,423,225
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		1,108,000	1,185,560
National Money Mart Co. 144A company guaranty sr.
unsec. unsub. notes 10 3/8s, 2016 (Canada)		1,820,000	1,911,000
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		805,000	814,056
Reddy Ice Corp. company guaranty sr. notes 11 1/4s,
2015		1,245,000	1,262,069
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		2,700,000	2,727,000
Travelport LLC company guaranty 11 7/8s, 2016		1,055,000	1,115,663
Travelport LLC company guaranty 9 7/8s, 2014		1,155,000	1,180,988
Travelport LLC/Travelport, Inc. 144A company guaranty
sr. unsec. notes 9s, 2016		735,000	727,650
			15,398,874

Conglomerates (0.1%)
SPX Corp. 144A company guaranty sr. unsec. notes
6 7/8s, 2017		555,000	571,650
			571,650

Consumer (1.0%)
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	250,000	310,169
Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		$605,000	639,031
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		2,255,000	2,297,281
Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012		2,040,000	2,037,450
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		2,545,000	2,576,813
			7,860,744

Consumer staples (6.1%)
Archibald Candy Corp. company guaranty 10s, 2010 (In
default) (F)(NON)		415,457	6,416
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 9 5/8s, 2018		365,000	381,425
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		1,475,000	1,427,063
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014		2,545,000	2,538,638
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018		1,765,000	1,778,238
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		1,065,000	1,058,344
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		290,000	293,625
CKE Restaurants, Inc. 144A sr. notes 11 3/8s, 2018		2,920,000	2,847,000
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)		67,329	58,745
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		1,935,000	2,026,913
Dean Foods Co. company guaranty 7s, 2016		1,080,000	1,012,500
Dole Food Co. 144A sr. notes 8s, 2016		1,530,000	1,577,813
Dole Food Co., Inc. sr. notes 13 7/8s, 2014		741,000	891,053
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		2,645,000	2,654,919
Games Merger Corp. 144A sr. notes 11s, 2018		2,210,000	2,320,500
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		968,000	699,380
Hertz Corp. company guaranty 8 7/8s, 2014		2,180,000	2,239,950
Hertz Holdings Netherlands BV 144A sr. bond 8 1/2s,
2015 (Netherlands)	EUR	1,450,000	1,924,277
JBS USA LLC/JBS USA Finance, Inc. sr. notes 11 5/8s,
2014		$585,000	670,556
Libbey Glass, Inc. 144A sr. notes 10s, 2015		695,000	738,438
Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018		715,000	750,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
Corp. sr. notes 9 1/4s, 2015		655,000	672,194
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
Corp. 144A sr. unsec. notes 9 1/4s, 2015		630,000	646,538
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018		1,035,000	1,047,938
Revlon Consumer Products Corp. company guaranty sr.
notes 9 3/4s, 2015		1,050,000	1,090,688
Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019		515,000	529,163
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		780,000	704,925
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		1,885,000	1,493,863
Rite Aid Corp. 144A company guaranty sr. unsub. notes
8s, 2020		445,000	442,219
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017		1,010,000	1,100,900
Smithfield Foods, Inc. sr. unsec. notes 7s, 2011		410,000	418,713
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014		2,325,000	2,595,281
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)		1,940,063	2,080,718
Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018		895,000	941,988
SUPERVALU, Inc. sr. unsec. notes 8s, 2016		1,010,000	1,012,525
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		1,510,000	1,821,438
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016		2,980,000	3,129,000
			47,624,634

Energy (oil field) (1.9%)
Complete Production Services, Inc. company guaranty
8s, 2016		1,255,000	1,270,688
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)		2,060,000	1,926,100
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		3,695,000	3,639,575
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017		790,000	718,900
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		2,220,000	2,292,150
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		1,455,000	1,462,275
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		1,890,000	1,936,456
Stallion Oilfield Holdings Ltd. 144A sr. notes
10 1/2s, 2015		185,000	187,775
Trico Shipping AS 144A sr. notes 13 7/8s, 2014 (Norway)		1,095,000	958,125
			14,392,044

Entertainment (0.6%)
AMC Entertainment, Inc. company guaranty 11s, 2016		771,000	815,333
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019		655,000	686,113
Marquee Holdings, Inc. sr. disc. notes 9.505s, 2014		1,840,000	1,508,800

Regal Entertainment Group company guaranty sr. unsec.
notes 9 1/8s, 2018	485,000	497,125
Universal City Development Partners, Ltd. 144A sr.
notes 8 7/8s, 2015	625,000	634,375
Universal City Development Partners, Ltd. 144A sr.
sub. notes 10 7/8s, 2016	490,000	523,075
		4,664,821

Financials (8.1%)
Ally Financial Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	2,415,000	2,390,850
American General Finance Corp. sr. unsec. notes Ser.
MTN, 6.9s, 2017	3,525,000	2,731,875
American General Finance Corp. sr. unsec. notes Ser.
MTNI, Class I, 4 7/8s, 2012	1,835,000	1,672,144
American General Finance Corp. sr. unsec. notes, MTN
Ser. J, 5 5/8s, 2011	565,000	549,463
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058	785,000	673,138
BAC Capital Trust VI bank guaranty jr. unsec. sub.
notes 5 5/8s, 2035	1,130,000	987,166
BAC Capital Trust XI bank guaranty jr. unsec. sub.
notes 6 5/8s, 2036	990,000	982,859
BankAmerica Capital II bank guaranty jr. unsec. sub.
notes 8s, 2026	405,000	412,594
Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037	1,000,000	950,000
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	1,040,000	1,180,400
CIT Group, Inc. sr. bond 7s, 2017	6,744,172	6,341,626
CIT Group, Inc. sr. bond 7s, 2016	4,052,978	3,850,329
CIT Group, Inc. sr. bond 7s, 2015	2,396,786	2,303,911
CIT Group, Inc. sr. bond 7s, 2014	761,786	741,789
CIT Group, Inc. sr. bond 7s, 2013	1,616,191	1,602,049
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	975,000	926,250
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017 (PIK)	1,450,000	1,616,750
GMAC, Inc. 144A company guaranty sr. unsec. notes 8s,
2020	795,000	814,875
GMAC, LLC company guaranty sr. unsec. notes 7 1/4s,
2011	530,000	538,613
GMAC, LLC company guaranty sr. unsec. notes 7s, 2012	548,000	558,960
GMAC, LLC company guaranty sr. unsec. notes 6 7/8s,
2012	1,521,000	1,555,223
GMAC, LLC company guaranty sr. unsec. notes 6 5/8s,
2012	1,013,000	1,030,728
GMAC, LLC company guaranty sr. unsec. notes Ser. 8,
6 3/4s, 2014	1,553,000	1,541,353
GMAC, LLC company guaranty sr. unsec. unsub. notes
6 7/8s, 2011	915,000	931,013
GMAC, LLC company guaranty sr. unsec. unsub. notes FRN
2.738s, 2014	156,000	134,117
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011	1,035,000	1,052,273
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	884,000	873,720
GMAC, LLC 144A company guaranty sr. unsec. notes 8.3s,
2015	895,000	930,800
HBOS Capital Funding LP 144a bank guaranty jr. unsec.
sub. FRB 6.071s, 2049 (Jersey)	1,045,000	815,100
HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)	1,650,000	1,613,139
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	555,000	524,475
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018	3,215,000	3,198,925
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018	1,470,000	1,525,125
iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
5.95s, 2013 (R)	545,000	408,750
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	510,000	543,150
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	1,362,000	1,365,405
NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027	400,000	409,875
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015	1,695,000	1,610,250
Provident Funding Associates 144A sr. notes 10 1/4s,
2017	1,505,000	1,531,338
Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015	3,625,000	3,588,750
Royal Bank of Scotland Group PLC jr. unsec. sub. bonds
FRB 7.648s, 2049 (United Kingdom)	1,410,000	1,198,500
SLM Corp. sr. notes Ser. MTN, 8s, 2020	1,235,000	1,080,625
SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s, 2013	3,940,000	3,713,450
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.25125s, 2014	330,000	279,675
		63,281,400

Gaming and lottery (2.8%)
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014	1,460,000	1,423,500
Ameristar Casinos, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	1,875,000	1,987,500
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018	2,712,000	2,115,360
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2015	435,000	388,238
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017	3,435,000	3,675,450
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	2,539,000	2,189,888
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,

2015 (In default) (NON)	1,995,000	319,200
MGM Mirage, Inc. company guaranty sr. unsec. notes
6 5/8s, 2015	710,000	561,788
MGM Mirage, Inc. sr. notes 10 3/8s, 2014	260,000	283,400
MGM Mirage, Inc. 144A sr. notes 9s, 2020	330,000	342,375
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014	2,085,000	2,189,250
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019	385,000	402,325
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017	410,000	429,475
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 8 3/4s, 2020	215,000	207,475
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	2,045,000	1,978,538
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A
company guaranty 1st mtge. notes 7 3/4s, 2020	885,000	893,850
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	2,466,000	2,650,950
		22,038,562

Health care (7.1%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	1,985,000	2,153,725
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017	2,050,000	2,121,750
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	1,985,000	2,059,438
DaVita, Inc. company guaranty 6 5/8s, 2013	1,793,000	1,801,965
DaVita, Inc. company guaranty sr. unsec. sub. notes
7 1/4s, 2015	510,000	527,213
Elan Finance PLC/Elan Finance Corp. 144A company
guaranty sr. notes 8 3/4s, 2016 (Ireland)	2,070,000	2,007,900
HCA, Inc. company guaranty sr. notes 9 7/8s, 2017	515,000	562,638
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	2,163,000	2,322,521
HCA, Inc. company guaranty sr. notes 8 1/2s, 2019	2,865,000	3,140,756
HCA, Inc. sr. sec. notes 9 1/4s, 2016	2,735,000	2,933,288
HCA, Inc. sr. sec. notes 9 1/8s, 2014	2,930,000	3,076,500
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,765,000	1,709,844
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	1,160,000	1,183,200
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018	1,190,000	1,195,950
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	464,000	457,040
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	750,000	774,375
Psychiatric Solutions, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2015	565,000	583,363
Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)	1,130,000	1,152,600
Select Medical Corp. company guaranty 7 5/8s, 2015	1,910,000	1,800,175
Service Corporation International sr. notes 7s, 2017	205,000	212,175
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	2,005,000	2,055,125
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	2,790,000	2,786,513
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	215,000	224,406
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	2,220,000	2,233,875
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	577,149	578,592
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	1,160,000	1,261,500
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018	560,000	630,000
Tenet Healthcare Corp. sr. notes 9s, 2015	3,480,000	3,706,200
Tenet Healthcare Corp. 144A sr. unsec. notes 8s, 2020	1,460,000	1,416,200
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	655,000	671,375
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.64344s, 2012 (PIK)	2,368,000	2,225,920
US Oncology, Inc. company guaranty sr. unsec. sub.
notes 10 3/4s, 2014	1,360,000	1,404,200
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	3,150,000	3,333,897
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	125,000	130,308
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)	690,000	717,142
		55,151,669

Homebuilding (1.5%)
Beazer Homes USA, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2018	850,000	752,250
Lennar Corp. 144A company guaranty sr. unsec. notes
6.95s, 2018	2,085,000	1,842,619
M/I Schottenstein Homes, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2012	2,335,000	2,320,406
Meritage Homes Corp. company guaranty 6 1/4s, 2015	475,000	452,438
Meritage Homes Corp. company guaranty sr. unsec.
unsub. notes 7.15s, 2020	175,000	161,000
Realogy Corp. company guaranty sr. notes 11s, 2014
(PIK)	459,589	371,118
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	3,405,000	2,775,075
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016	1,235,000	1,299,838
Standard Pacific Corp. company guaranty sr. unsec.

unsub. notes 7s, 2015	925,000	851,000
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2014	680,000	634,100
		11,459,844

Household furniture and appliances (0.3%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	945,000	945,000
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	1,345,000	1,499,675
		2,444,675

Lodging/Tourism (0.5%)
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)	2,775,000	2,962,313
Marina District Finance Co., Inc. 144A company
guaranty sr. notes 9 7/8s, 2018	480,000	478,800
Marina District Finance Co., Inc. 144A company
guaranty sr. notes 9 1/2s, 2015	480,000	476,400
		3,917,513

Media (1.5%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	1,560,000	1,639,950
Affinion Group, Inc. company guaranty 10 1/8s, 2013	605,000	620,125
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017	330,000	379,500
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	1,400,000	1,470,000
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	2,470,000	2,448,388
Nielsen Finance LLC/Nielsen Finance Co. sr. notes
11 5/8s, 2014	360,000	403,650
QVC Inc. 144A sr. notes 7 3/8s, 2020	885,000	898,275
QVC Inc. 144A sr. sec. notes 7 1/2s, 2019	1,575,000	1,606,500
WMG Acquisition Corp. company guaranty sr. sec. notes
9 1/2s, 2016	1,320,000	1,379,400
WMG Acquisition Corp. company guaranty sr. sub. notes
7 3/8s, 2014	740,000	677,100
WMG Holdings Corp. company guaranty sr. unsec. disc.
notes 9 1/2s, 2014	380,000	361,000
		11,883,888

Oil and gas (7.9%)
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015	670,000	541,025
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	1,128,000	1,071,600
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	1,310,000	1,257,600
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	220,000	223,300
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015	400,000	450,000
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	3,170,000	2,742,050
Comstock Resources, Inc. company guaranty sr. unsub.
notes 8 3/8s, 2017	1,090,000	1,114,525
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	2,015,000	2,020,038
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	2,630,000	2,630,000
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)	1,410,000	1,529,850
Crosstex Energy/Crosstex Energy Finance Corp. company
guaranty sr. unsec. notes 8 7/8s, 2018	1,785,000	1,843,013
Denbury Resources, Inc. company guaranty 7 1/2s, 2013	179,000	181,461
Denbury Resources, Inc. company guaranty sr. sub.
notes 9 3/4s, 2016	330,000	363,825
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	1,240,000	1,323,700
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	1,895,000	1,951,850
Ferrellgas LP/Ferrellgas Finance Corp. sr. notes
6 3/4s, 2014	2,890,000	2,904,450
Ferrellgas Partners LP sr. unsec. notes Ser. UNRE,
6 3/4s, 2014	505,000	507,525
Forest Oil Corp. sr. notes 8s, 2011	3,201,000	3,349,046
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	3,590,000	3,607,950
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	300,000	311,625
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	360,000	376,200
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	3,230,000	3,302,675
Offshore Group Investments, Ltd. 144A sr. notes
11 1/2s, 2015	945,000	942,638
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	1,360,000	1,060,800
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	3,190,000	2,456,300
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)	370,000	366,300
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	125,000	125,313
PetroHawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	455,000	508,463
PetroHawk Energy Corp. 144A company guaranty sr.
unsec. notes 7 1/4s, 2018	1,185,000	1,176,113
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	1,985,000	2,133,875
Plains Exploration & Production Co. company guaranty

7 3/4s, 2015	365,000	370,475
Plains Exploration & Production Co. company guaranty
7s, 2017	3,065,000	3,011,363
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	480,000	460,800
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	565,000	576,300
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	1,265,000	1,454,750
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020	640,000	644,800
Rosetta Resources, Inc. 144A company guaranty sr.
unsec. notes 9 1/2s, 2018	1,485,000	1,514,700
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	2,975,000	2,636,594
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	3,285,000	3,087,900
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016	570,000	567,150
Whiting Petroleum Corp. company guaranty 7s, 2014	1,245,000	1,288,575
Williams Cos., Inc. (The) notes 7 3/4s, 2031	1,800,000	2,091,796
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	541,000	657,016
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	700,000	702,122
		61,437,451

Publishing (0.7%)
American Media Operations, Inc. sr. unsec. sub. notes
company guaranty 8 7/8s, 2011 (F)	85,000	46,963
American Media Operations, Inc. 144A company guaranty
sr. unsec. sub. notes 8 7/8s, 2011 (F)	11,090	6,127
Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015	2,045,000	1,952,975
Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	1,250,000	1,190,625
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	490,000	489,388
McClatchy Co. (The) 144A company guaranty sr. notes
11 1/2s, 2017	1,430,000	1,476,475
Vertis, Inc. company guaranty sr. sec. notes Ser. A,
8 1/2s, 2012 (PIK)	647,071	571,040
		5,733,593

Regional Bells (1.2%)
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015	700,000	679,000
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018	1,685,000	1,609,175
Frontier Communications Corp. sr. unsec. notes 8 1/2s,
2020	1,485,000	1,575,956
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2017	1,730,000	1,829,475
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2014	570,000	615,600
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018	945,000	999,338
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	70,000	71,313
Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016	445,000	518,425
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	1,135,000	1,173,306
		9,071,588

Retail (3.0%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	505,000	506,894
Blockbuster, Inc. 144A company guaranty sr. notes
11 3/4s, 2014 (In default) (NON)	1,057,000	539,070
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	2,005,000	1,864,650
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	1,318,000	1,364,130
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015	1,092,000	1,198,470
Federated Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016	1,455,000	1,502,288
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013	1,355,000	887,525
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.29688s, 2012	385,000	248,325
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020	640,000	668,800
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. unsub. notes 8 7/8s, 2015	545,000	615,850
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	1,490,000	1,598,025
Michaels Stores, Inc. company guaranty 10s, 2014	1,140,000	1,188,450
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	3,251,144	3,291,783
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
sub. notes 10 3/8s, 2015	820,000	834,350
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017	2,755,000	3,106,263
Toys R Us Property Co., LLC 144A sr. notes 8 1/2s, 2017	1,420,000	1,476,800
Toys R US-Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016	365,000	368,650
United Auto Group, Inc. company guaranty 7 3/4s, 2016	2,240,000	2,139,200
		23,399,523

Technology (4.5%)
Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s,

2017	1,130,000	1,155,425
Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s,
2020	500,000	495,000
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	1,696,350	1,543,679
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	2,040,000	1,889,550
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	570,000	599,213
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 7/8s, 2020	895,000	939,750
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 5/8s, 2017	895,000	933,038
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	4,208,513	3,166,906
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015	15,000	11,400
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016	1,960,000	1,288,700
First Data Corp. 144A company guaranty sr. notes
8 7/8s, 2020	600,000	601,500
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	3,473,855	3,222,001
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	332,000	272,240
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018	900,000	924,750
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 9 1/4s, 2018	1,645,000	1,649,113
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	155,000	163,525
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	75,000	78,188
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	540,000	573,750
Jazz Technologies, Inc. 144A notes 8s, 2015 (F)	989,000	850,540
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	210,000	141,750
NXP BV/NXP Funding, LLC company guaranty Ser. EXCH,
9 1/2s, 2015 (Netherlands)	1,675,000	1,628,938
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN Ser. EXCH, 3.27594s, 2013 (Netherlands)	1,305,000	1,220,175
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)	725,000	728,625
NXP BV/NXP Funding, LLC 144A company guaranty sr.
notes 9 3/4s, 2018 (Netherlands)	1,860,000	1,915,800
STATS ChipPAC, Ltd. 144A company guaranty sr. unsec.
notes 7 1/2s, 2015 (Singapore)	235,000	244,694
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	2,347,000	2,464,350
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	1,362,000	1,390,943
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	345,000	351,555
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	485,000	531,075
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	2,630,000	3,090,250
Xerox Capital Trust I company guaranty 8s, 2027	965,000	984,113
		35,050,536

Telecommunications (7.5%)
Angel Lux Common Sarl 144A sr. bond 8 7/8s, 2016
(Denmark)	455,000	477,750
CC Holdings GS V, LLC/Crown Castle GS III Corp. 144A
sr. sec. notes 7 3/4s, 2017	2,370,000	2,583,300
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015	2,205,000	2,205,000
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015	1,570,000	1,573,925
Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018
(Jamaica)	925,000	992,063
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)	1,030,000	1,069,913
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)	1,060,000	1,067,950
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)	185,000	189,625
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)	780,000	803,400
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)	3,165,000	3,275,775
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/2s, 2015 (Luxembourg)	1,040,000	1,079,000
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Luxembourg)	690,000	710,700
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)	4,295,000	4,619,702
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)	960,000	991,200
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 1/2s, 2013 (Bermuda)	1,095,000	1,108,688
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014	2,965,000	2,612,906
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	3,800,000	3,952,000
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015	2,805,000	2,776,950
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016	2,450,000	2,747,063
PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017	1,280,000	1,324,800
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	1,380,000	1,376,550

SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019		745,000	808,325
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016		1,365,000	1,455,431
Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,560,000	2,972,600
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		3,850,000	3,975,125
Sprint Nextel Corp. sr. unsec. notes 6s, 2016		535,000	499,556
West Corp. company guaranty 9 1/2s, 2014		2,370,000	2,417,400
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		2,805,000	3,085,500
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	150,000	207,870
Wind Acquisition Holdings Finance SA 144A company
guaranty sr. notes zero %, 2017 (Italy) (PIK)		$1,248,248	1,291,937
Windstream Corp. company guaranty 8 5/8s, 2016		2,505,000	2,586,413
Windstream Corp. company guaranty 8 1/8s, 2013		795,000	847,669
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		270,000	274,050
			57,960,136

Telephone (0.4%)
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		1,930,000	1,954,125
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		1,445,000	1,491,963
			3,446,088

Textiles (0.8%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.12113s, 2014		2,785,000	2,645,750
Hanesbrands, Inc. sr. unsec. notes 8s, 2016		980,000	1,020,425
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		1,135,000	1,194,588
Levi Strauss & Co. sr. unsec. unsub. notes 7 5/8s, 2020		1,205,000	1,226,088
			6,086,851

Tire and rubber (0.4%)
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		2,850,000	3,163,500
			3,163,500

Transportation (0.4%)
Inaer Aviation Finance Ltd. 144A sr. notes 9 1/2s,
2017 (Spain)	EUR	930,000	1,139,732
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017		$1,828,000	1,983,380
			3,123,112

Utilities and power (4.9%)
AES Corp. (The) sr. unsec. notes 8s, 2020		520,000	546,000
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		2,355,000	2,478,638
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		859,000	874,033
Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020		1,340,000	1,346,700
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		2,467,000	2,460,833
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		1,430,000	1,524,188
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		1,970,000	1,270,650
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016		2,180,000	1,972,900
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		755,000	555,869
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		530,000	482,963
Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,035,000	688,275
Edison Mission Energy sr. unsec. notes 7s, 2017		45,000	30,713
El Paso Corp. sr. unsec. notes 12s, 2013		960,000	1,154,400
El Paso Corp. sr. unsec. notes 7s, 2017		750,000	792,097
El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031		705,000	706,763
El Paso Natural Gas Co. debs. 8 5/8s, 2022		765,000	970,288
Energy Future Holdings Corp. company guaranty sr.
unsec. notes 11 1/4s, 2017 (PIK)		349,500	167,760
Energy Future Holdings Corp. 144A sr. sec. bond 10s,
2020		560,000	539,282
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020		835,000	802,420
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011		420,000	441,000
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		230,000	240,350
Mirant Americas Generation, Inc. sr. unsec. notes
9 1/8s, 2031		1,245,000	1,115,831
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		1,400,000	1,436,750
Mirant North America, LLC company guaranty 7 3/8s, 2013		2,960,000	3,026,600
NRG Energy, Inc. company guaranty 7 3/8s, 2017		935,000	945,519
NRG Energy, Inc. sr. notes 7 3/8s, 2016		6,160,000	6,206,200
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		275,000	294,594
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014		1,550,000	1,594,563
Sierra Pacific Resources sr. unsec. unsub. notes
6 3/4s, 2017		190,000	196,047
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		305,000	338,926
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes zero %, 2016 (United
Kingdom) (PIK)		2,255,093	1,307,954
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. B, 10 1/4s, 2015

(United Kingdom)	2,430,000	1,549,125
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	68,000	69,831
		38,128,062
Total corporate bonds and notes (cost $673,553,852)		$691,392,296

SENIOR LOANS (5.8%)(a)(c)
	Principal amount	Value

Basic materials (0.4%)
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	$950,000	$940,500
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	950,000	940,500
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016	1,140,000	1,143,257
		3,024,257

Broadcasting (0.3%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.966s, 2016	889,253	707,327
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.566s, 2014	1,436,642	1,234,434
		1,941,761

Capital goods (0.2%)
Exopack Holding Corp. bank term loan FRN 4 3/4s, 2014	1,825,000	1,813,594
		1,813,594

Communication services (0.2%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN Ser. D, 3.038s, 2014	1,275,000	1,162,163
		1,162,163

Consumer cyclicals (1.6%)
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	2,303,156	2,279,406
Cedar Fair LP bank term loan FRN Ser. B, 5 1/2s, 2016	650,000	652,336
Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014	258,700	223,829
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.33s, 2014	821,204	316,369
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.275s, 2014	306,419	118,048
Golden Nugget, Inc. bank term loan FRN 3.303s, 2014
(PIK)	135,209	109,096
Golden Nugget, Inc. bank term loan FRN Ser. B, 3.32s,
2014 (PIK)	237,534	191,660
QVC, Inc. bank term loan FRN 5.762s, 2014	96,498	96,329
Reynolds Consumer Products, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2015	894,375	889,680
Six Flags Theme Parks bank term loan FRN 9 1/4s, 2016	1,165,000	1,189,756
Six Flags Theme Parks bank term loan FRN Ser. B, 6s,
2016	1,770,584	1,767,819
Thomas Learning bank term loan FRN Ser. B, 3.03s, 2014	893,521	790,969
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	3,524,169	2,222,742
Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	1,785,000	1,914,413
		12,762,452

Consumer staples (0.5%)
Claire's Stores, Inc. bank term loan FRN 3.088s, 2014	2,268,914	1,939,908
Revlon Consumer Products bank term loan FRN 6s, 2015	1,201,988	1,189,323
Rite-Aid Corp. bank term loan FRN Ser. B, 2.046s, 2014	117,188	104,510
Spectrum Brands, Inc. bank term loan FRN 8s, 2016	535,000	540,573
		3,774,314

Energy (0.1%)
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	466,475	465,309
		465,309

Financials (0.7%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	1,520,000	1,501,950
CB Richard Ellis Services, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2013	506,754	506,596
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	803,925	788,851
Interactive Data Corp. bank term loan FRN Ser. B,
6 3/4s, 2016	1,250,000	1,257,291
iStar Financial, Inc. bank term loan FRN 1.766s, 2011	1,260,000	1,122,188
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.511s, 2014	414,735	366,133
		5,543,009

Gaming and lottery (0.1%)
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B, 9 1/2s, 2016	492,525	502,649
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.498s, 2015	760,000	651,354

		1,154,003

Health care (0.3%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2015	1,670,813	1,627,998
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.725s, 2014 (PIK)	827,629	786,247
Select Medical Corp. bank term loan FRN Ser. B,
2.339s, 2012	235,002	228,393
		2,642,638

Homebuilding (0.1%)
Realogy Corp. bank term loan FRN 0.109s, 2013	81,654	70,456
Realogy Corp. bank term loan FRN Ser. B, 3.295s, 2013	476,326	411,001
		481,457

Retail (0.1%)
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 2.6s, 2013	566,539	536,654
		536,654

Technology (0.2%)
Compucom Systems, Inc. bank term loan FRN 3.82s, 2014	587,735	561,287
First Data Corp. bank term loan FRN Ser. B1, 3.017s,
2014	946,586	808,030
		1,369,317

Telecommunications (--%)
Level 3 Financing, Inc. bank term loan FRN Ser. B,
8.956s, 2014	265,000	286,034
		286,034

Transportation (0.4%)
Swift Transportation Co., Inc. bank term loan FRN
6.563s, 2014	3,293,304	3,186,272
		3,186,272

Utilities and power (0.6%)
TXU Energy Corp. bank term loan FRN Ser. B2, 3.975s,
2014	1,987,874	1,506,063
TXU Energy Corp. bank term loan FRN Ser. B3, 3.796s,
2014	4,241,750	3,197,219
		4,703,282

Total senior loans (cost $46,909,692)		$44,846,516

CONVERTIBLE BONDS AND NOTES (1.9%)(a)
	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	$191,000	$186,941
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024	1,360,000	1,431,400
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	805,000	1,183,853
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	700,000	973,070
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)	1,185,000	1,033,913
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	770,000	813,313
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 5 1/4s, 2011	480,000	470,400
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	1,000,000	921,250
Owens Brockway Glass Container, Inc. 144A cv. company
guaranty sr. notes 3s, 2015	895,000	849,266
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	2,155,000	2,020,313
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	510,000	571,200
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036	1,000,000	827,500
TRW Automotive, Inc. 144A cv. company guaranty sr.
notes 3 1/2s, 2015	825,000	1,129,219
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016	970,000	1,311,925
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	893,000	870,764

Total convertible bonds and notes (cost $12,876,646)		$14,594,327

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value

Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)	$3,901,050	$1,402,580
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)	6,684,836	1,815,240

Total asset-backed securities (cost $2,040,547)		$3,217,820

SHORT-TERM INVESTMENTS (0.5%)(a)

	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.15% (e)	3,801,625	$3,801,625
U.S. Treasury Bills for an effective yield of 0.30%,
November 18, 2010	$140,000	139,959

Total short-term investments (cost $3,941,535)		$3,941,584

TOTAL INVESTMENTS

Total investments (cost $739,322,272) (b)		$757,992,543

FORWARD CURRENCY CONTRACTS at 8/31/10 (aggregate face value $12,262,685) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Euro	Sell	9/15/10	$601,045	$628,361	$27,316

Barclays Bank PLC
	Euro	Sell	9/15/10	979,072	1,023,407	44,335

Citibank, N.A.
	Euro	Buy	9/15/10	592,053	618,680	(26,627)

Credit Suisse AG
	Euro	Sell	9/15/10	2,321,735	2,427,234	105,499

Deutsche Bank AG
	Euro	Buy	9/15/10	799,873	835,894	(36,021)

Goldman Sachs International
	Euro	Sell	9/15/10	1,406,997	1,469,475	62,478

HSBC Bank USA, National Association
	Euro	Sell	9/15/10	318,759	333,012	14,253

JPMorgan Chase Bank, N.A.
	Euro	Buy	9/15/10	6,459	6,745	(286)

Royal Bank of Scotland PLC (The)
	Euro	Buy	9/15/10	248,346	250,604	(2,258)

UBS AG
	Euro	Sell	9/15/10	4,283,426	4,475,696	192,270

Westpac Banking Corp.
	Euro	Sell	9/15/10	185,404	193,577	8,173

Total						$389,132

Key to holding's currency abbreviations

EUR	Euro

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2009 through August 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $777,210,144.

(b) The aggregate identified cost on a tax basis is $739,406,665, resulting in gross unrealized appreciation and depreciation of $38,923,621 and $20,337,743, respectively, or net unrealized appreciation of $18,585,878.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $2, or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.

Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $21,267 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $211,653,216 and $232,769,300, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $59,341 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.

Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2.

The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.

The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $296,550 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time.

Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $65,192 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$--	$3,217,820

Convertible bonds and notes	--	14,594,327	--

Corporate bonds and notes	--	690,482,248	910,048

Senior loans	--	44,846,516	--

Short-term investments	3,801,625	139,959	--

Totals by level	$3,801,625	$750,063,050	$4,127,868

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$389,132	$--

Totals by level	$--	$389,132	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$454,324	$(65,192)

Total	$454,324	$(65,192)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: October 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 29, 2010